Condensed Consolidated Statement of Cashflows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net Loss	$ (5,900,892)	$ (282,028)	$ (714,680)	$ (93,197)	$ 174,268
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	803,345
Share-based compensation expense	1,488,500
Bad debt expenses	(17,733)		17,708
Interest forgiven		32,153	32,153
Changes in operating assets and liabilities:
Due to related party	20,201		48,394	(274,251)	(175,757)
Contract assets	(12,939)	36,654	37,186	73,909	(47,550)
Account receivables	(146,781)	(31,037)	(25,177)	12,780	(9,571)
Prepaid expenses	(47,245)	(42,900)
Rent deposit	(2,736)	(5,627)	(8,192)	(385)
Non-cash operating lease expense	71,570	71,522	77,084	20,772	24,074
Deferred offering costs		130,809	340,320
Right-of-use liabilities	(71,680)	(71,294)	(77,350)	(20,766)	(23,680)
Contract liabilities	998	(24,127)	29,248	38,742	(134,062)
Account payable	114,986	(8,308)	(15,087)	11,068	772
Accrued expenses	3,448,533		2,178	(7,783)	6,814
Net cash used in operating activities	(251,873)	(194,183)	(256,215)	(239,111)	(184,692)
Cash flows from investing activities:
Purchases of property and equipment	(1,000,673)
Capitalized internal-use software	(15,043,691)
Net cash used in investing activities	(16,044,364)
Cash flows from financing activities:
Proceeds from issuance of common stock upon initial public offering, net of underwriting discounts, commissions and other offering costs	15,308,000
Shareholder investment	37,000
Proceeds from the issuance of preferred stock, net	1,300,000
Borrowings on debt				472,477
Loan payment			(1,497)
Net cash provided from financing activities	16,645,000		(1,497)	472,477
Net change in cash	348,763	(194,183)	(257,712)	233,366	(184,692)
Effect of currency translation on cash and cash equivalents	85,939	1,710	21,502	75	(363)
Cash and cash equivalents, beginning of period	31,950	268,160	268,160	34,719	219,774
Cash and cash equivalents, end of period	466,652	75,687	31,950	268,160	34,719
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	10,482	44,857	16,298	1,199
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Establishment of ROU asset and liabilities	106,752	82,402	82,402	45,680	31,689
Shareholder distribution		600,000	600,000
Debt conversion		600,000	600,000
Stock Issued for services		85,800	$ 85,800
Accretion to redeemable preferred equity	384,650
Deferred IPO costs reclassified to APIC	$ 266,028